Equity - OCI items not reclassified: equity instruments and net investment hedges (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Items not reclassified to profit or loss
Net revaluation gains (losses)	€ (428)	€ (308)
Fair value	114,505	120,953
Increase in goodwill due to exchange differences and other items	347
Equity instruments
Items not reclassified to profit or loss
Revaluation gains	759	625
Revaluation losses	(1,187)	(933)
Net revaluation gains (losses)	(428)	(308)
Fair value	2,751	2,783
Domestic | Spain
Items not reclassified to profit or loss
Revaluation gains	28	28
Revaluation losses	(1,102)	(849)
Net revaluation gains (losses)	(1,074)	(821)
Fair value	773	1,032
International | Rest of Europe
Items not reclassified to profit or loss
Revaluation gains	118	65
Revaluation losses	(75)	(76)
Net revaluation gains (losses)	43	(11)
Fair value	410	314
International | UNITED STATES
Items not reclassified to profit or loss
Revaluation gains	12	7
Revaluation losses	(4)	(4)
Net revaluation gains (losses)	8	3
Fair value	32	25
International | Latin America and rest of the world
Items not reclassified to profit or loss
Revaluation gains	601	525
Revaluation losses	(6)	(4)
Net revaluation gains (losses)	595	521
Fair value	1,536	1,412
Listed
Items not reclassified to profit or loss
Revaluation gains	606	525
Revaluation losses	(31)	(31)
Net revaluation gains (losses)	575	494
Fair value	1,571	1,424
Unlisted
Items not reclassified to profit or loss
Revaluation gains	153	100
Revaluation losses	(1,156)	(902)
Net revaluation gains (losses)	(1,003)	(802)
Fair value	€ 1,180	€ 1,359